Loans and Accounts Receivable From Customers - Schedule of Detail of Loans and Receivables Sold (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Credit value	$ 14,231	$ 62,261
Provision	(14,113)	24,797
Provision	(162,874)	(124,408)
Sale value	6,329	25,794
Adjustment to EIR	(207)
Results to be deferred	560,645	550,844
Results recognized in the year	6,004	(11,670)
Current portfolio [member]
Disclosure of financial assets [line items]
Credit value	14,231	62,261
Provision	(14,113)	24,797
Sale value	4,130	24,662
Adjustment to EIR	(207)
Results recognized in the year	3,805	(12,802)
Charge-offs [member]
Disclosure of financial assets [line items]
Sale value	2,199	1,132
Results recognized in the year	2,199	1,132
CAE portfolio [member]
Disclosure of financial assets [line items]
Credit value	103,201	95,521
Provision	(849)	(119)
Sale value	120,015	120,442
Adjustment to EIR	9,079	11,768
Results recognized in the year	$ 8,584	$ 13,272